Related party transactions - Disclosure of future minimum expected obligations (Details) - Joint arrangements € in Millions	Dec. 31, 2022 EUR (€)
Tofas-Turk Otomobil Fabrikasi A.S. | 2023
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	€ 157
Tofas-Turk Otomobil Fabrikasi A.S. | 2024
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	154
Tofas-Turk Otomobil Fabrikasi A.S. | 2025
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	0
Dongfeng Peugeot Citroën Auto Finance Company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	150
Dongfeng Peugeot Citroën Auto Finance Company | 2023
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	10
Dongfeng Peugeot Citroën Auto Finance Company | 2024
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	10
Dongfeng Peugeot Citroën Auto Finance Company | 2025
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	10
Dongfeng Peugeot Citroën Auto Finance Company | 2026
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	10
Dongfeng Peugeot Citroën Auto Finance Company | 2027
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	10
Dongfeng Peugeot Citroën Auto Finance Company | 2028 and thereafter
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity	€ 100